Deposits Deposits Denominated in Foreign Currency by Currency (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	$ 797,715	$ 972,819
Australian Dollar [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	148,970	225,918
Chinese Renminbi [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	99,992	101,402
Norwegian Krone [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	90,096	108,552
Canadian Dollar [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	89,491	112,956
Swiss Franc [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	79,952	85,511
Singapore Dollar [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	55,865	59,978
Euro [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	53,121	51,095
New Zealand Dollar [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	48,880	58,270
Brazilian Real [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	46,525	71,271
Pound Sterling [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	15,199	14,671
South African Rand [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	14,704	22,381
Other Currency [Member]
Deposits Denominated in Foreign Currency [Line Items]
Deposits, Foreign	$ 54,920	$ 60,814